Long-term Borrowings, excluding Current Portion - Long term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	May 31, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Proceeds from long-term borrowings				$ 4,363	¥ 30,000	¥ 124,324
Current portion of long-term borrowings						11,065	¥ 4,324
Long-term borrowings , excluding current portion				167,488		124,324	1,151,560
Repayments of debt				23,426	161,065
Restricted cash, current				$ 12,977		55,214	¥ 89,222	¥ 155,792
SPD
Debt Instrument [Line Items]
Interest rate (as a percent)			7.35%	6.75%			6.75%
Proceeds from long-term borrowings					20,000,000
Current portion of long-term borrowings						11,065,000	¥ 4,324
Long-term borrowings , excluding current portion						4,324,000	0
Repayments of debt					¥ 11,065,000	4,611,000
Term of loan			1 year	1 year	1 year
Restricted cash, current							¥ 89,222
National Trust Co., Ltd ("NTC")
Debt Instrument [Line Items]
Interest rate (as a percent)		3.38%
Proceeds from long-term borrowings		¥ 150,000,000				¥ 120,000,000
Repayments of debt	¥ 150
Term of loan		2 years 6 months
Cash deposits unrestricted	¥ 123,800,000
Collateral Pledged | National Trust Co., Ltd ("NTC")
Debt Instrument [Line Items]
Restricted cash, current		¥ 123,800,000